CONCENTRATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS	NOTE 9 - CONCENTRATIONS Major Customers – During the quarter ended March 31, 2021, 100%, of revenues were earned from one customer.

NOTE 9 - CONCENTRATIONS

Major Customers – During the Year Ended December 31, 2021 and 2020, 100%, of revenues were earned from two clients. During the year ended December 31, 2021 and 2020, accounts receivable related to major clients was $0 and $21,786, respectively.